Property, plant and equipment (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of property, plant and equipments [Abstract]
Contractual commitments for acquisition of property, plant and equipment	₨ 22,468	₨ 7,222
Property, plant and equipment, pledged as security	19,484	15,566
Borrowing costs capitalised	₨ 150	₨ 515